Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Compensation for the key management
The compensation given to such key management for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Salaries	￦	10,029	5,969	4,488
Defined benefits plan expenses		3,459	1,237	920
Share option		158	325	548

	￦	13,646	7,531	5,956

Transactions with related parties
(3)	Transactions with related parties for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
		2020
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*2)	￦	40,717	596,509	76,534

Associates	F&U Credit information Co., Ltd.		3,484	51,228	—
	SK hynix Inc.(*3)		316,001	267	—
	KEB HanaCard Co., Ltd.		683	3,065	—
	SK Wyverns Co., Ltd.		1,279	19,354	—
	Content Wavve Co., Ltd.		446	56,631	—
	Others(*4)		65,431	12,511	78

			387,324	143,056	78

Others	SK Engineering & Construction Co., Ltd.		12,349	238	—
	SK Innovation Co., Ltd.		38,999	18,464	—
	SK Networks Co., Ltd.(*5)		13,893	1,022,976	32
	SK Networks Services Co., Ltd.		6,936	76,653	2,023
	SK Telesys Co., Ltd.		388	10,751	30,453
	SK TNS Co., Ltd.		1,118	43,767	496,460
	SK Energy Co., Ltd.		16,009	296	—
	SK hynix Semiconductor (China) Ltd.		73,683	—	—
	SK Battery Hungary Krt		19,394	—	—
	SK Global Chemical Co., Ltd.		20,667	9	—
	SK Global Chemical International Trading (Shanghai) Co., Ltd.		15,898	8	—
	HappyNarae Co., Ltd.		9,871	17,361	129,621
	Others		102,141	128,268	83,693

			331,346	1,318,791	742,282

		￦	759,387	2,058,356	818,894

(*1)	Operating expense and others include lease payments by the Group.

(*2)	Operating expense and others include ￦216,241 million of dividends paid by the Parent Company.

(*3)
Operating revenue and others include ￦146,100 million of dividends received from SK hynix Inc. which was deducted from the investment in associates and ￦70,495 million of disposal amounts of Yongin SK Academy training facility.

(*4)	Operating revenue and others include ￦18,749 million of dividends declared by Korea IT Fund and Pacific Telecom Inc. and UniSK which was deducted from the investments in associates.

(*5)	Operating expenses and others include costs for handset purchases amounting to ￦961,167 million.

(In millions of won)
		2019
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*2)	￦	53,507	612,248	95,426

Associates	F&U Credit information Co., Ltd.		2,293	55,179	—
	SK hynix Inc.(*3)		273,047	481	—
	KEB HanaCard Co., Ltd.		832	1,901	—
	SK Wyverns Co., Ltd.		1,399	21,528	—
	Others(*4)		17,286	13,864	457

			294,857	92,953	457

Others	SK Engineering & Construction Co., Ltd.		13,339	1,601	7,400
	SK Innovation Co., Ltd.		26,697	2,777	—
	SK Networks Co., Ltd.(*5)		29,321	1,088,443	449
	SK Networks Services Co., Ltd.		1,056	76,671	4,979
	SK Telesys Co., Ltd.		474	9,686	59,392
	SK TNS Co., Ltd.		240	35,824	607,546
	SK Energy Co., Ltd.		16,294	516	—
	SK hynix Semiconductor (China) Ltd.		73,542	—	—
	SK Global Chemical International Trading (Shanghai) Co., Ltd.		14,535	131	—
	HappyNarae Co., Ltd.		6,943	18,121	168,286
	Others		90,307	105,569	109,189

			272,748	1,339,339	957,241

		￦	621,112	2,044,540	1,053,124

(*1)	Operating expense and others include lease payments by the Group.

(*2)	Operating expense and others include ￦216,241 million of dividends paid by the Parent Company.

(*3)	Operating revenue and others include ￦219,150 million of dividends received from SK hynix Inc. which was deducted from the investment in associates.

(*4)	Operating revenue and others include ￦11,955 million of dividends declared by Korea IT Fund, UniSK and KIF-Stonebridge IT Investment Fund which was deducted from the investments in associates.

(*5)	Operating expenses and others include costs for handset purchases amounting to ￦1,043,902 million.

(In millions of won)
		2018
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	20,050	601,176	151,502	—

Associates	F&U Credit information Co., Ltd.		2,777	54,857	—	—
	HappyNarae Co., Ltd.(*2)		1,002	20,286	88,327	—
	SK hynix Inc.(*3)		179,708	313	—	—
	KEB HanaCard Co., Ltd.		15,046	15,387	—	—
	Others(*4)		5,924	35,296	1,202	204

			204,457	126,139	89,529	204

Others	SK Engineering & Construction Co., Ltd.		4,662	1,122	8,700	—
	SK Innovation Co., Ltd.(*5)		44,010	996	—	—
	SK Networks Co., Ltd.(*6)		23,078	1,189,404	460	—
	SK Networks Services Co., Ltd.		774	90,723	5,478	—
	SK Telesys Co., Ltd.		362	10,945	127,840	—
	SK TNS Co., Ltd.		140	31,220	493,793	—
	SK Energy Co., Ltd.(*5)		15,134	897	—	—
	SK Gas Co., Ltd.		7,653	2	—	—
	SKC Infra Service Co., Ltd.		57	50,829	24,761	—
	Others(*5)		55,224	19,323	—	—

			151,094	1,395,461	661,032	—

		￦	375,601	2,122,776	902,063	204

(*1)	Operating expense and others include ￦203,635 million of dividends paid by the Parent Company.

(*2)	Transactions with HappyNarae Co., Ltd. occurred before disposal.

(*3)	Operating revenue and others include ￦146,100 million of dividends received from SK hynix Inc. which was deducted from the investments in associates.

(*4)	Operating revenue and others include ￦4,587 million of dividends received from Korea IT Fund, KIF-Stonebridge IT Investment Fund and UniSK which were deducted from the investments in associates.

(*5)
Operating revenue and others include ￦68,500 million received from disposal of the real estate investment fund to SK Innovation Co., Ltd., SK Energy Co., Ltd., SK Lubricants Co., Ltd., SK Trading International Co., Ltd. and SK Global Chemical Co., Ltd.

(*6)	Operating expenses and others include costs for handset purchases amounting to ￦1,100,370 million.

Account balances with related parties
(4)	Account balances with related parties as of December 31, 2020 and 2019 are as follows:

(In millions of won)
		December 31, 2020
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — trade, etc	Accounts payable — other, etc
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	6,449	64,373
Associates	F&U Credit information Co., Ltd.		—	10	4,699
	SK hynix Inc.		—	33,773	128
	Wave City Development Co., Ltd.(*1)		—	25,782	—
	Daehan Kanggun BcN Co., Ltd.(*2)		22,147	2,779	—
	KEB HanaCard Co., Ltd.		—	352	145,328
	Content Wavve Co., Ltd.		—	283	2,491
	Others		—	9,098	1,686

			22,147	72,077	154,332

Others	SK Engineering & Construction Co., Ltd.		—	1,521	152
	SK Innovation Co., Ltd.		—	11,737	44,105
	SK Networks. Co., Ltd.		—	2,245	108,233
	SK Networks Services Co., Ltd.		—	579	7,103
	SK Telesys Co., Ltd.		—	37	9,253
	SK TNS Co., Ltd.		—	263	89,915
	SK Energy Co., Ltd.		—	3,502	1,837
	SK hystec Co., Ltd.		—	494	6,085
	SK hynix Semiconductor (China) Ltd.		—	5,896	—
	SK Battery Hungary Krt		—	2,075	—
	SK Global Chemical Co., Ltd.		—	1,142	5
	SK Global Chemical InternationalTrading (Shanghai) Co., Ltd.		—	795	21
	HappyNarae Co., Ltd.		—	720	16,534
	Others		—	15,564	120,575

			—	46,570	403,818

		￦	22,147	125,096	622,523

(*1)	As of December 31, 2020, the Parent Company recognized loss allowance amounting to ￦10,880 million on the accounts receivable — trade.

(*2)	As of December 31, 2020, the Parent Company recognized full loss allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.

(In millions of won)
		December 31, 2019
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — trade, etc	Accounts payable — other, etc
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	7,941	87,458
Associates	F&U Credit information Co., Ltd.		—	2	4,869
	SK hynix Inc.		—	21,510	100
	Wave City Development Co., Ltd.(*1)		—	31,523	—
	Daehan Kanggun BcN Co., Ltd.(*2)		22,147	5,359	—
	KEB HanaCard Co., Ltd.		—	1,025	9,474
	Others		204	2,490	2,262

			22,351	61,909	16,705

Others	SK Engineering & Construction Co., Ltd.		—	4,422	97
	SK Innovation Co., Ltd.		—	7,496	43,791
	SK Networks. Co., Ltd.		—	3,469	76,993
	SK Networks Services Co., Ltd.		—	—	10,900
	SK Telesys Co., Ltd.		—	30	16,337
	SK TNS Co., Ltd.			14	200,703
	SK Energy Co., Ltd.		—	2,757	1,954
	SK hystec Co., Ltd.		—	848	687
	SK hynix Semiconductor (China) Ltd.		—	8,556	—
	Others		—	23,264	88,813

			—	50,856	440,275

		￦	22,351	120,706	544,438

(*1)	As of December 31, 2019, the Parent Company recognized loss allowance amounting to ￦13,283 million on the accounts receivable — trade.

(*2)	As of December 31, 2019, the Parent Company recognized full loss allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.

(5)	SK Telink Co., Ltd., a subsidiary of the Parent Company, is holding a blank note provided by SK Holdings Co., Ltd. with regards to a performance guarantee.

(6)	The details of additional investments and disposal of associates and joint ventures for the year ended December 31, 2020 as presented in note 13.